Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021
Current assets
Cash and cash equivalents	$ 83,238	$ 67,462
Restricted funds	32,224	132,246
Cash held in escrow	0	285,779
Trade receivables	42,999	37,421
Commodity taxes recoverable and other receivables	7,411	13,549
Prepaid expenses	18,339	7,490
Inventory	66,409	135,327
Biological assets	15,906	14,284
Assets held for sale	5,121	0
Total current assets	271,647	693,558
Non-current assets
Property, plant and equipment	285,866	393,902
Intangible assets	94,343	50,608
Investment in associate and joint ventures	17,999	74,679
Lease receivable	0	4,453
Long-term investments	504	2,492
Prepaid expenses	10,590	3,922
Goodwill	0	88,189
Total assets	680,949	1,311,803
Current liabilities
Accounts payable and accrued liabilities	72,581	63,557
Excise taxes payable	6,421	6,591
Warrant liabilities	717	5,733
Lease liability	914	1,730
Senior notes payable	0	50,159
Convertible debentures - current	38,301	3,406
Senior secured convertible note	210,379	367,699
Onerous contracts	5,763	4,763
Total current liabilities	335,076	503,638
Non-current liabilities
Lease liability	1,926	42,155
Convertible debentures	0	33,089
Deferred income tax liability	28,846	136
Other long-term liabilities	1,409	520
Total liabilities	367,257	579,538
Shareholders' equity
Share capital	1,889,768	1,267,967
Share-based payment reserve	73,657	69,750
Warrant reserve	82,395	124,112
Contributed surplus	90,981	41,290
Accumulated deficit	(1,841,584)	(773,993)
Accumulated other comprehensive income	18,475	1,152
Total equity attributable to shareholders of Hexo Corp.	313,692	730,278
Non-controlling interest	0	1,987
Total shareholders' equity	313,692	732,265
Total liabilities and shareholders' equity	$ 680,949	$ 1,311,803